Leases - Summary of Aggregate Future Minimum Non-Cancellable Commitments Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 417
2020	588
2021	508
2022	450
2023	462
Thereafter	2,405
Total minimum lease payments	$ 4,830